Goodwill and Intangible Assets (Schedule of Intangible Assets by Major Asset Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	11 years 1 month 18 days
Gross Carrying Amount	$ 1,411,772	$ 1,374,656
Accumulated Amortization	(630,136)	(532,006)
Goodwill	1,855,691	1,759,898	1,733,722
Indefinite lived intangible assets, including goodwill	1,864,460	1,771,120
In process research and development
Finite and Indefinite Lived Intangible Assets [Line Items]
In-process research and development	8,769	11,222
Patent and license rights
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	12 years 2 months 18 days
Gross Carrying Amount	326,614	304,380
Accumulated Amortization	(168,637)	(134,688)
Developed technology
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	10 years 4 months 18 days
Gross Carrying Amount	692,727	678,888
Accumulated Amortization	(310,842)	(270,575)
Customer base, trademarks, and non-compete agreements
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	10 years 7 months 18 days
Gross Carrying Amount	392,431	391,388
Accumulated Amortization	$ (150,657)	$ (126,743)